As filed with the Securities and Exchange Commission on November 29, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Zac Tackett
Apex Fund Services
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2021 – September 30, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

Semi Annual Report
September 30, 2021
CornerCap
Small-Cap Value Fund

Table of Contents
Manager’s Report to Shareholders 1
Fund Expenses 4
Schedule of Investments 6
Statement of Assets and Liabilities 16
Statement of Operations 17
Statements of Changes in Net Assets 18
Financial Highlights 19
Notes to Financial Statements 21
Additional Information 28

Manager’s Report to Shareholders
September 30, 2021 (Unaudited)
Semi Annual Report I September 30, 2021 (Unaudited)

Total Return
for the period ended September 30, 2021
Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.
1 Year 5 Year 10 Year
Since
Inception
(a)
Expense
Ratio
CornerCap Small-Cap Value Fund
-- Investor Shares
(b)
60.52% 11.47% 14.56% 9.97%
1.30%
(c)
CornerCap Small-Cap Value Fund
-- Institutional Shares
(b)(d)
61.08% 11.79% 14.76% 10.04%
1.00%
Russell 2000 Value Index
(e)
63.92% 11.03% 13.22% 10.86%
Russell 2000 Index
(f)
47.68% 13.45% 14.63% 10.24%

Manager’s Report to Shareholders
September 30, 2021 (Unaudited)

www.cornercapfunds.com
Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated
above. Performance is updated and published monthly. Call 888-813-8637 for month-end performance figures.
The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.
(a) The Small-Cap Value Fund’s Investor Shares began operations on September 30, 1992 and the Institutional
Shares began operations on December 29, 2015.
(b) The Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.
(c) The total Annual Fund Operating Expenses (gross) are 1.30%. The Adviser has entered into a contractual agreement with the Small-Cap Value Fund – Investor Shares under which it has agreed to waive fees and reimburse the Small-Cap Value Fund – Investor Shares for “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.30%. To the extent the Small-Cap Value Fund – Investor Shares incurs excluded expenses, the expense ratio will increase. The current contractual agreement cannot be terminated prior to
August 1, 2022 , without the Board of Trustees’ approval.
(d) Institutional Shares commenced operations on December 29, 2015. Performance for the 10 year and
Since Inception periods is a blended average annual return which includes the returns of Investor Shares
(inception date September 30, 1992) prior to the commencement of operations of Institutional Shares, and is calculated using the fees and expenses in effect for the Investor Shares during the periods shown, net of any applicable fee and expense limitations or waivers. If Institutional Shares had been available during periods prior to December 29, 2015, the performance shown may have been different. The performance shown for the periods following the Fund's commencement of Institutional Shares reflects the fees and expenses of
Institutional Shares, net of any applicable fee and expense limitations or waivers.
(e) The Russell 2000® Value Index measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.
(f) The Russell 2000® Index is an index that measures the performance of the 2,000 smallest companies in the
Russell 3000® Index.

Manager’s Report to Shareholders
September 30, 2021 (Unaudited)
Semi Annual Report I September 30, 2021 (Unaudited)

Sector Allocation as a Percentage of Total Investments at September 30, 2021*
* These allocations may not reflect the current or future position of the portfolio.

Fund Expenses (Unaudited)
September 30, 2021

www.cornercapfunds.com
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including wire fees, redemption fees, and low balance fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 through September 30, 2021.
Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees, redemption fees, and low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account Value
April 1, 2021
Ending
Account Value
September 30, 2021
Expenses
Paid During
Period
(a)
Investor Shares
Actual $ 1,000.00 $ 1,040.85 $ 6.65
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.55 $ 6.58
Institutional Shares
Actual $ 1,000.00 $ 1,042.95 $ 5.12
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.05 $ 5.06
(a)
These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio is  1.30% for CornerCap Small-Cap Value Fund — Investor Shares and 1.00% for CornerCap Small-Cap Value Fund —
Institutional Shares, respectively. The dollar amounts shown as “Expenses Paid During Period”  are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (183), then divided by 365.

Fund Expenses (Unaudited)
September 30, 2021
Semi Annual Report I September 30, 2021

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Fund does not charge any account maintenance fees or sales load, but do charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income
Security Act.

Schedule of Investments
September 30, 2021 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
COMMON STOCK (99.1%)
Aerospace & Defense ( 0.7% )
Barnes Group, Inc. 13,938 $ 581,633
Kaman Corp. 17,348 618,803
1,200,436
Airlines ( 0.4% )
Mesa Air Group, Inc.
(a)
81,374 623,325
Auto Parts & Equipment ( 2.3% )
Allison Transmission Holdings, Inc. 17,467 616,935
American Axle & Manufacturing Holdings, Inc.
(a)
35,711 314,614
Douglas Dynamics, Inc. 15,208 552,050
Meritor, Inc.
(a)
29,120 620,547
REV Group, Inc. 41,188 706,786
Standard Motor Products, Inc. 15,454 675,494
Tenneco, Inc., Class A
(a)
17,298 246,843
3,733,269
Banks ( 15.5% )
Allegiance Bancshares, Inc. 17,991 686,357
American National Bankshares, Inc. 10,128 334,629
Bar Harbor Bankshares 11,358 318,592
BayCom Corp.
(a)
18,585 345,681
Business First Bancshares, Inc. 14,546 340,231
Civista Bancshares, Inc. 27,691 643,262
CNB Financial Corp. 29,612 720,756
Community Trust Bancorp, Inc. 8,512 358,355
ConnectOne Bancorp, Inc. 27,917 837,789
Customers Bancorp, Inc.
(a)
16,709 718,821
Equity Bancshares, Inc., Class A 14,456 482,541
Farmers National Banc Corp. 43,489 683,212
Financial Institutions, Inc. 23,943 733,853
First Bank/Hamilton NJ 25,868 364,480
First Commonwealth Financial Corp. 46,574 634,804
First Financial Corp. 7,852 330,177
First Internet Bancorp 10,393 324,054
FNB Corp. 56,505 656,588
Great Southern Bancorp, Inc. 12,088 662,543
Great Western Bancorp, Inc. 21,359 699,294
Hancock Whitney Corp. 13,999 659,633
Hanmi Financial Corp. 37,116 744,547
Heartland Financial USA, Inc. 7,460 358,677
Hope Bancorp, Inc. 42,164 608,848
Horizon Bancorp, Inc./IN 39,912 725,201

Schedule of Investments
September 30, 2021 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2021 (Unaudited)
Shares Fair Value
Banks (15.5%) (continued)
Mercantile Bank Corp. 20,360 $ 652,131
Midland States Bancorp, Inc. 25,792 637,836
MidWestOne Financial Group, Inc. 25,008 754,241
Old Second Bancorp, Inc. 25,533 333,461
OP Bancorp 30,629 314,254
Orrstown Financial Services, Inc. 15,753 368,620
PacWest Bancorp 17,009 770,848
Peapack-Gladstone Financial Corp. 10,932 364,691
Peoples Bancorp, Inc. 20,273 640,829
Preferred Bank/Los Angeles CA 5,442 362,873
Premier Financial Corp. 13,776 438,628
QCR Holdings, Inc. 14,865 764,656
RBB Bancorp 23,842 601,057
Sierra Bancorp 13,490 327,537
Synovus Financial Corp. 14,041 616,259
TriCo Bancshares 16,545 718,053
TriState Capital Holdings, Inc.
(a)
30,826 651,970
Umpqua Holdings Corp. 31,694 641,803
Univest Financial Corp. 23,952 656,045
Webster Financial Corp. 12,345 672,309
Western New England Bancorp, Inc. 40,901 348,886
25,609,912
Beverages - Non-alcoholic ( 0.4% )
Coca-Cola Consolidated, Inc. 1,616 636,995
Building Materials ( 3.6% )
Beazer Homes USA, Inc.
(a)
16,829 290,300
BrightView Holdings, Inc.
(a)
40,146 592,555
Caesarstone, Ltd. 38,798 481,871
Century Communities, Inc. 4,421 271,671
Forestar Group, Inc.
(a)
28,930 538,966
JELD-WEN Holding, Inc.
(a)
13,432 336,203
KB Home 11,647 453,301
MDU Resources Group, Inc. 19,927 591,234
Patrick Industries, Inc. 7,391 615,670
Quanex Building Products Corp. 28,024 599,994
Toll Brothers, Inc. 5,297 292,871
Tri Pointe Homes, Inc.
(a)
14,887 312,925
Tutor Perini Corp.
(a)
47,154 612,059
5,989,620
Chemicals ( 2.7% )
AdvanSix, Inc.
(a)
18,716 743,961

Schedule of Investments
September 30, 2021 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Chemicals (2.7%) (continued)
American Vanguard Corp. 19,041 $ 286,567
Ashland Global Holdings, Inc. 3,662 326,357
Cabot Corp. 10,698 536,184
Ingevity Corp.
(a)
9,783 698,213
Intrepid Potash, Inc.
(a)
10,787 333,318
Kraton Corp.
(a)
16,920 772,229
The Chemours Co. 17,918 520,697
Valhi, Inc. 13,036 304,130
4,521,656
Coal Operations ( 0.7% )
Alpha Metallurgical Resources, Inc.
(a)
16,842 838,563
SunCoke Energy, Inc. 57,974 364,077
1,202,640
Commercial Services ( 4.8% )
BGSF, Inc. 24,724 316,220
Cars.com, Inc.
(a)
55,313 699,709
CoreCivic, Inc.
(a)
61,159 544,315
Heidrick & Struggles International, Inc. 15,982 713,277
ManpowerGroup, Inc. 3,727 403,560
Mimecast, Ltd.
(a)
9,106 579,142
Resources Connection, Inc. 40,575 640,274
The Aaron's Co., Inc. 19,854 546,779
The Hackett Group, Inc. 37,050 726,921
Travelzoo
(a)
56,672 657,395
Triton International, Ltd. 12,384 644,463
TrueBlue, Inc.
(a)
25,277 684,501
Yelp, Inc.
(a)
19,179 714,226
7,870,782
Computers ( 1.7% )
CommVault Systems, Inc.
(a)
8,015 603,610
CSG Systems International, Inc. 14,700 708,540
NetScout Systems, Inc.
(a)
11,344 305,721
QuinStreet, Inc.
(a)
18,919 332,217
StarTek, Inc.
(a)
45,461 250,490
Teradata Corp.
(a)
11,408 654,249
2,854,827
Distribution/Wholesale ( 0.4% )
ScanSource, Inc.
(a)
17,448 607,016

Schedule of Investments
September 30, 2021 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2021 (Unaudited)
Shares Fair Value
Diversified Financial Services ( 3.1% )
Affiliated Managers Group, Inc. 2,148 $ 324,541
Alliance Data Systems Corp. 6,088 614,218
Cushman & Wakefield PLC
(a)
17,756 330,439
Evercore, Inc., Class A 4,770 637,606
Moelis & Co., Class A 10,790 667,577
NMI Holdings, Inc., Class A
(a)
15,228 344,305
Piper Sandler Cos. 2,317 320,812
PJT Partners, Inc. 8,597 680,109
RE/MAX Holdings, Inc. 18,750 584,250
Sculptor Capital Management, Inc. 13,249 369,515
Virtus Investment Partners, Inc. 1,038 322,112
5,195,484
Education ( 0.5% )
Graham Holdings Co., Class B 1,026 604,478
Grand Canyon Education, Inc.
(a)
2,925 257,283
861,761
Electric ( 1.1% )
NorthWestern Corp. 10,714 613,912
Otter Tail Corp. 11,088 620,596
Unitil Corp. 12,872 550,664
1,785,172
Electrical Components & Equipment ( 1.2% )
IntriCon Corp.
(a)
28,845 523,825
Jabil, Inc. 11,127 649,483
Sanmina Corp.
(a)
15,524 598,295
Vishay Intertechnology, Inc. 7,302 146,697
1,918,300
Electronics ( 0.4% )
OSI Systems, Inc.
(a)
7,053 668,624
Engineering & Construction ( 1.0% )
Mistras Group, Inc.
(a)
48,770 495,503
Primoris Services Corp. 21,024 514,878
Sterling Construction Co., Inc.
(a)
30,524 691,979
1,702,360
Food ( 0.9% )
Ingredion, Inc. 3,455 307,530
John B Sanfilippo & Son, Inc. 7,589 620,173
TreeHouse Foods, Inc.
(a)
14,438 575,787
    1,503,490

Schedule of Investments
September 30, 2021 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Forest Products & Paper ( 0.8% )
Clearwater Paper Corp.
(a)
18,925 $ 725,395
Neenah, Inc. 12,115 564,680
1,290,075
Gambling (Non-Hotel) ( 1.0% )
Everi Holdings, Inc.
(a)
29,300 708,474
Golden Entertainment, Inc.
(a)
7,262 356,491
Monarch Casino & Resort, Inc.
(a)
9,517 637,544
1,702,509
Healthcare Products ( 2.8% )
Bioventus, Inc.
(a)
39,964 565,890
Catalyst Pharmaceuticals, Inc.
(a)
124,865 661,785
Integer Holdings Corp.
(a)
6,904 616,803
Integra LifeSciences Holdings Corp.
(a)
9,103 623,373
LeMaitre Vascular, Inc. 11,705 621,419
Natus Medical, Inc.
(a)
25,802 647,114
NextGen Healthcare, Inc.
(a)
20,787 293,097
Orthofix Medical, Inc.
(a)
15,274 582,245
4,611,726
Healthcare Services ( 5.4% )
Acadia Healthcare Co., Inc.
(a)
10,306 657,317
Computer Programs and Systems, Inc.
(a)
9,826 348,430
Covetrus, Inc.
(a)
25,132 455,894
Encompass Health Corp. 8,242 618,480
Envista Holdings Corp.
(a)
15,595 652,027
Exelixis, Inc.
(a)
37,372 790,044
ICON PLC
(a)
1,613 422,638
Inovalon Holdings, Inc., Class A
(a)
16,441 662,408
LHC Group, Inc.
(a)
3,100 486,421
MEDNAX, Inc.
(a)
21,315 605,985
Option Care Health, Inc.
(a)
24,237 587,990
Select Medical Holdings Corp. 17,397 629,249
Sotera Health Co.
(a)
27,150 709,973
United Therapeutics Corp.
(a)
3,283 605,976
US Physical Therapy, Inc. 6,141 679,195
8,912,027
Hotels ( 0.8% )
Bluegreen Vacations Holding Corp.
(a)
29,599 763,654

Schedule of Investments
September 30, 2021 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2021 (Unaudited)
Shares Fair Value
Hotels (0.8%) (continued)
Travel + Leisure Co. 10,246 $ 558,715
1,322,369
Household Products ( 0.3% )
Ennis, Inc. 30,316 571,457
Insurance ( 3.7% )
Argo Group International Holdings, Ltd. 6,287 328,307
Axis Capital Holdings, Ltd. 12,630 581,485
CNO Financial Group, Inc. 27,097 637,863
Donegal Group, Inc., Class A 21,604 313,042
Essent Group, Ltd. 6,883 302,921
First American Financial Corp. 10,490 703,354
Horace Mann Educators Corp. 8,792 349,834
MGIC Investment Corp. 20,711 309,837
Old Republic International Corp. 27,815 643,361
Radian Group, Inc. 14,375 326,600
Reinsurance Group of America, Inc. 2,825 314,310
Stewart Information Services Corp. 12,031 761,081
Universal Insurance Holdings, Inc. 45,746 596,528
6,168,523
Lodging ( 0.4% )
Century Casinos, Inc.
(a)
48,683 655,760
Machinery - Construction & Mining ( 0.3% )
Oshkosh Corp. 5,662 579,619
Machinery - Diversified ( 1.6% )
Gates Industrial Corp. PLC
(a)
38,381 624,459
Luxfer Holdings PLC 17,437 342,288
Tennant Co. 8,011 592,413
Terex Corp. 12,115 510,042
The Manitowoc Co., Inc.
(a)
26,277 562,853
2,632,055
Media ( 1.4% )
Entravision Communications Corp., Class A 45,865 325,642
Gray Television, Inc. 28,461 649,480
Nexstar Media Group, Inc., Class A 4,699 714,060
The EW Scripps Co., Class A 30,853 557,205
2,246,387
Metal Fabricate & Hardware ( 2.1% )
AZZ, Inc. 12,130 645,316
Insteel Industries, Inc. 9,037 343,858

Schedule of Investments
September 30, 2021 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Metal Fabricate & Hardware (2.1%) (continued)
Mayville Engineering Co., Inc.
(a)
18,545 $ 348,646
Ryerson Holding Corp. 36,292 808,223
TriMas Corp.
(a)
22,304 721,757
Worthington Industries, Inc. 10,329 544,338
3,412,138
Miscellaneous Manufacturing ( 4.5% )
Alcoa Corp.
(a)
12,792 626,041
Axalta Coating Systems, Ltd.
(a)
12,055 351,885
Brady Corp., Class A 12,082 612,557
Crane Co. 6,693 634,563
Energizer Holdings, Inc. 8,229 321,343
Hillenbrand, Inc. 14,574 621,581
Huntington Ingalls Industries, Inc. 3,814 736,331
Ichor Holdings, Ltd.
(a)
5,757 236,555
L B Foster Co., Class A
(a)
37,576 582,052
Moog, Inc., Class A 7,563 576,528
O-I Glass, Inc.
(a)
35,741 510,024
Pilgrim's Pride Corp.
(a)
25,982 755,557
Sanderson Farms, Inc. 2,020 380,164
Unifi, Inc.
(a)
24,494 537,153
7,482,334
Office Furnishings ( 0.8% )
HNI Corp. 16,343 600,115
Interface, Inc. 47,519 719,913
1,320,028
Oil & Gas ( 7.5% )
Amplify Energy Corp.
(a)
88,385 470,208
APA Corp. 34,430 737,835
Berry Corp. 108,270 780,627
ChampionX Corp.
(a)
28,632 640,212
Cimarex Energy Co. 9,276 808,867
CVR Energy, Inc. 35,998 599,727
Equitrans Midstream Corp. 69,312 702,824
HollyFrontier Corp. 18,701 619,564
MRC Global, Inc.
(a)
69,070 506,974
National Fuel Gas Co. 12,562 659,756
Northwest Natural Holding Co. 6,247 287,300
ONE Gas, Inc. 9,577 606,894
Ovintiv, Inc. 20,461 672,758
Penn Virginia Corp.
(a)
31,272 834,024
ProPetro Holding Corp.
(a)
83,480 722,102

Schedule of Investments
September 30, 2021 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2021 (Unaudited)
Shares Fair Value
Oil & Gas (7.5%) (continued)
SilverBow Resources, Inc.
(a)
15,077 $ 369,386
Solaris Oilfield Infrastructure, Inc., Class A 79,766 665,248
Southwest Gas Holdings, Inc. 10,501 702,307
Spire, Inc. 9,296 568,729
Whiting Petroleum Corp.
(a)
6,608 385,973
12,341,315
Pharmaceuticals ( 1.6% )
Amphastar Pharmaceuticals, Inc.
(a)
32,488 617,597
Harmony Biosciences Holdings, Inc.
(a)
16,644 637,965
Prestige Consumer Healthcare, Inc.
(a)
12,549 704,124
USANA Health Sciences, Inc.
(a)
7,952 733,174
2,692,860
Real Estate Investment Trusts ( 7.5% )
Alexander & Baldwin, Inc. REIT 28,696 672,634
Apple Hospitality REIT, Inc. 40,392 635,366
Armada Hoffler Properties, Inc. REIT 48,667 650,678
Brixmor Property Group, Inc. REIT 25,426 562,169
CareTrust REIT, Inc. 26,497 538,419
Chatham Lodging Trust REIT
(a)
49,086 601,303
City Office REIT, Inc. 31,287 558,786
Community Healthcare Trust, Inc. REIT 7,500 338,925
Corporate Office Properties Trust REIT 23,438 632,357
Easterly Government Properties, Inc. REIT 25,686 530,673
EastGroup Properties, Inc. REIT 2,601 433,405
EPR Properties REIT 11,602 572,907
Essential Properties Realty Trust, Inc. REIT 18,962 529,419
Getty Realty Corp. REIT 17,090 500,908
Highwoods Properties, Inc. REIT 15,333 672,505
Industrial Logistics Properties Trust REIT 21,925 557,114
LTC Properties, Inc. REIT 15,425 488,818
National Storage Affiliates Trust REIT 10,187 537,772
PS Business Parks, Inc. REIT 3,836 601,255
Sabra Health Care REIT, Inc. 15,588 229,455
The GEO Group, Inc. REIT 46,982 350,956
Urstadt Biddle Properties, Inc., Class A REIT 28,564 540,716
Whitestone REIT 62,610 612,326
12,348,866
Recreational Vehicles ( 0.2% )
MasterCraft Boat Holdings, Inc.
(a)
11,883 298,026
Retail ( 5.7% )
Beacon Roofing Supply, Inc.
(a)
6,168 294,584

Schedule of Investments
September 30, 2021 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Retail (5.7%) (continued)
Caleres, Inc. 25,668 $ 570,343
Del Taco Restaurants, Inc. 70,830 618,346
Dine Brands Global, Inc.
(a)
7,087 575,535
Ethan Allen Interiors, Inc. 13,222 313,361
Herbalife Nutrition, Ltd.
(a)
7,630 323,359
JOANN, Inc. 43,785 487,765
La-Z-Boy, Inc. 17,489 563,670
Movado Group, Inc. 9,889 311,404
Nu Skin Enterprises, Inc., Class A 6,727 272,242
PVH Corp.
(a)
6,046 621,468
Qurate Retail, Inc., Class A 55,877 569,387
Rush Enterprises, Inc. 13,598 614,086
Ruth's Hospitality Group, Inc.
(a)
31,994 662,596
Tilly's, Inc., Class A 22,911 320,983
Titan Machinery, Inc.
(a)
11,521 298,509
Vector Group, Ltd. 50,071 638,405
Wolverine World Wide, Inc. 20,383 608,229
World Fuel Services Corp. 20,451 687,563
9,351,835
Savings & Loans ( 1.5% )
Brookline Bancorp, Inc. 22,184 338,528
Flushing Financial Corp. 22,399 506,217
Home Bancorp, Inc. 9,697 375,080
Investors Bancorp, Inc. 22,551 340,746
New York Community Bancorp, Inc. 24,284 312,535
OceanFirst Financial Corp. 29,666 635,149
2,508,255
Semiconductors ( 1.8% )
Cirrus Logic, Inc.
(a)
7,522 619,437
CMC Materials, Inc. 5,174 637,592
Cohu, Inc.
(a)
18,224 582,074
DSP Group, Inc.
(a)
10,322 226,155
MaxLinear, Inc.
(a)
12,587 619,910
Onto Innovation, Inc.
(a)
4,908 354,603
3,039,771
Software ( 1.4% )
ACI Worldwide, Inc.
(a)
8,859 272,237
ePlus, Inc.
(a)
6,677 685,127
J2 Global, Inc.
(a)
4,618 630,911
Progress Software Corp. 15,017 738,686
    2,326,961

Schedule of Investments
September 30, 2021 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2021 (Unaudited)
Shares Fair Value
Technology ( 0.3% )
Xerox Holdings Corp. 26,604 $ 536,603
Telecommunications ( 2.2% )
ATN International, Inc. 11,983 561,404
Casa Systems, Inc.
(a)
47,169 319,806
CommScope Holding Co., Inc.
(a)
30,355 412,525
Extreme Networks, Inc.
(a)
42,615 419,758
TEGNA, Inc. 29,256 576,928
Viavi Solutions, Inc.
(a)
42,987 676,615
Zix Corp.
(a)
93,949 664,219
3,631,255
Transportation ( 2.1% )
ArcBest Corp. 8,410 687,686
Genco Shipping & Trading, Ltd. 34,073 685,890
Ryder System, Inc. 4,355 360,202
Safe Bulkers, Inc.
(a)
94,716 489,682
Universal Logistics Holdings, Inc. 25,931 520,694
USA Truck, Inc.
(a)
43,933 671,296
3,415,450
TOTAL COMMON STOCK (COST $147,731,574) 163,883,873
INVESTMENTS, AT VALUE (COST $147,731,574) 99.1% 163,883,873
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES 0.9% 1,407,778
NET ASSETS 100.0% $ 165,291,651
(a) Non-income producing security.
Common Abbreviations:
PLC Public Limited Company
REIT Real Estate Investment Trust

Statement of Assets and Liabilities
September 30, 2021 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
ASSETS:
Investments, at value
(Cost $147,731,574, respectively)
$ 163,883,873
Cash
996,425
Receivable for fund shares subscribed
340,536
Dividends receivable
175,731
Total assets
165,396,565
LIABILITIES:
Advisory fee payable
66,597
Other expenses
38,317
Total liabilities
104,914
Net assets
$ 165,291,651
PRICING OF INVESTOR SHARES (NOTE 2 ):
Net Assets
99,873,415
Shares Outstanding
5,295,186
Net asset value, offering and redemption price per share
$ 18.86
PRICING OF INSTITUTIONAL SHARES (NOTE 2 ):
Net Assets
$ 65,418,236
Shares Outstanding
3,454,062
Net asset value, offering and redemption price per share
$ 18.94
NET ASSETS CONSISTS OF:
Paid-in capital
$ 109,021,101
Distributable earnings
56,270,550
Net assets
$ 165,291,651

Statement of Operations
For the Six Months Ended September 30, 2021 (Unaudited)
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2021
INVESTMENT INCOME:
Dividends, (net of foreign withholding taxes of $2,147)
$ 1,796,777
Total investment income
1,796,777
EXPENSES:
Advisory fees
764,050
Operating expenses
Investor Shares
207,843
Institutional Shares
32,933
Total expenses
1, 004,826
Less fees waived/reimbursed by investment adviser
–
Net expenses
1,004,826
Net investment income
791,951
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments
25,388,752
Net change in unrealized appreciation on investments
(19,213,165)
Net gain on investments
6,175,587
Net incr ease in net assets resulting from operations
$ 6,967,538

Statements of Changes in Net Assets
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
For the Six
Months
Ended
September 30,
2021
(Unaudited)
For the Year
Ended
March 31, 2021
OPERATIONS:
Net investment income
$ 791,951 $ 1,477,673
Net realized gain on investments
25,388,752 20,064,181
Net change in unrealized appreciation (depreciation) of investments
(19,213,165) 63,317,291
Net increase in net assets resulting from operations
6,967,538 84,859,145
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares
– (646,742)
Institutional Shares
– (527,937)
Total distributions
– (1,174,679)
CAPITAL SHARE TRANSACTIONS:
Net decrease from capital share transactions (see Note 3 )
(11,696,478) (2,029,302)
Redemption fees
514 2,594
Net decrease from capital share transactions
(11,695,964) (2,026,708)
Total increase (decrease) in net assets
(4,728,426) 81,657,758
NET ASSETS:
Beginning of period
170,020,077 88,362,319
End of period
$ 165,291,651 $ 170,020,077

Financial Highlights
CornerCap Small-Cap Value Fund - Investor Shares
The accompanying notes to financial statements are an integral part of these financial statements.

Semi Annual Report I September 30, 2021
Selected data for each share of beneficial interest outstanding throughout the periods indicated:
Six Months
Ended
September
30, 2021
(Unaudited)
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Year
Ended
March 31,
2018
Year
Ended
March 31,
2017
INVESTOR SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
$ 18.11 $ 9.67 $ 13.12 $ 15.27 $ 16.68 $ 14.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
(a)
0.08 0.13 0.10 0.08 0.06 0.04
Net realized and unrealized gain (loss) on investments
0.67 8.41 (3.47) (0.38) 0.90 3.38
Total Income/(Loss) from Investment Operations
0.75 8.54 (3.37) (0.30) 0.96 3.42
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
– (0.10) (0.08) (0.04) (0.01) (0.03)
Distributions from net realized gain on investments
– – – (1.81) (2.36) (0.71)
Total Dividends and Distributions to Shareholders
– (0.10) (0.08) (1.85) (2.37) (0.74)
Paid-in Capital from Redemption Fees
(a)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
Net asset value, end of period
$ 18.86 $ 18.11 $ 9.67 $ 13.12 $ 15.27 $ 16.68
Total Return
4.14%
(c)
88.56% (25.91)% (0.99)% 5.64% 24.40%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
$ 99,873 $ 106,613 $ 60,472 $ 85,230 $ 84,789 $ 77,455
RATIOS TO AVERAGE NET ASSETS:
Net investment income
0.81%
(d)
0.99% 0.74% 0.55% 0.36% 0.26%
Net expenses
1.30%
(d)
1.30% 1.30% 1.30% 1.30% 1.30%
Gross expenses
1.30%
(d)
1.30% 1.30% 1.30% 1.30% 1.30%
Portfolio turnover rate
57%
(c)
121% 127% 147% 117% 129%
footer
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.005 per share.
(c) Not annualized.
(d) Annualized.

Financial Highlights
CornerCap Small-Cap Value Fund - Institutional Shares
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Selected data for each share of beneficial interest outstanding throughout the periods indicated:
Six Months
Ended
September
30, 2021
(Unaudited)
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Year
Ended
March 31,
2018
Year
Ended
March 31,
2017
INSTITUTIONAL SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
$ 18.16 $ 9.69 $ 13.15 $ 15.30 $ 16.70 $ 14.02
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
(a)
0.11 0.18 0.14 0.13 0.11 0.09
Net realized and unrealized gain (loss) on investments
0.67 8.43 (3.48) (0.39) 0.91 3.38
Total Income/(Loss) from Investment Operations
0.78 8.61 (3.34) (0.26) 1.02 3.47
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
– (0.14) (0.12) (0.08) (0.06) (0.08)
Distributions from net realized gain on investments
– – – (1.81) (2.36) (0.71)
Total Dividends and Distributions to Shareholders
– (0.14) (0.12) (1.89) (2.42) (0.79)
Paid-in Capital from Redemption Fees
(a)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
Net asset value, end of period
$ 18.94 $ 18.16 $ 9.69 $ 13.15 $ 15.30 $ 16.70
Total Return
4.30%
(c)
89.19% (25.72)% (0.68)% 5.96% 24.74%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
$ 65,418 $ 63,407 $ 27,890 $ 34,161 $ 37,788 $ 28,523
RATIOS TO AVERAGE NET ASSETS:
Net investment income
1.13%
(d)
1.31% 1.05% 0.84% 0.67% 0.57%
Net expenses
1.00%
(d)
1.00% 1.00% 1.00% 1.00% 1.00%
Gross expenses
1.00%
(d)
1.00% 1.00% 1.00% 1.00% 1.00%
Portfolio turnover rate
57%
(c)
121% 127% 147% 117% 129%
footer
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.005 per share.
(c) Not annualized.
(d) Annualized.

Notes to Financial Statements
September 30, 2021 (Unaudited)
Semi Annual Report I September 30, 2021

1. ORGANIZATION
The CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is
registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The
Trust currently consists of the CornerCap Small-Cap Value Fund (the “Fund”). The Fund currently offers Investor Shares and Institutional Shares.
The Fund’s investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The
following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation – Portfolio securities including common stocks that are listed on national securities exchanges or the
NASDAQ National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks are classified as Level 1 of the fair value hierarchy. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.
Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Notes to Financial Statements
September 30, 2021 (Unaudited)

www.cornercapfunds.com
REITs – The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.
The Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in the Fund’s annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax. Any reclassifications are treated as permanent book to tax differences and are reclassified within the components of net assets on the Statement of Assets and Liabilities, rather than reclassifying such amounts on the
Statements of Operations.
Federal Income Taxes – For Federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code of 1986
(“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended September 30, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund files
U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.
Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of the Fund.
Expenses that are directly attributable to more than one investment portfolio are allocated among the respective Funds in an equitable manner.
CornerCap Small-Cap Value Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Notes to Financial Statements
September 30, 2021 (Unaudited)
Semi Annual Report I September 30, 2021

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;
and
Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
The following is a summary of investments based on the inputs used to value the Fund’s investments as of September 30,
2021:
For the period ended September 30, 2021 , the Fund did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs
(Level 3) were used in determining fair value is not applicable. The Fund did not hold any derivative instruments at any time during the period .
3. SHARES OF BENEFICIAL INTEREST
On September 30, 2021 , there was an unlimited number of no par-value shares of beneficial interest authorized for the
Fund. Subject to certain exceptions, the Fund charges a 1% redemption fee, calculated as a percentage of the amount redeemed, on redemptions (sales or exchanges) made within sixty days of initial purchase of shares of the Fund. The redemption fees charged during the year are disclosed on the Statements of Changes in Net Assets.
Transactions in shares of beneficial interest were as follows:
CornerCap Small-Cap Value Fund:
Valuation Inputs
Investments at Value * Level 1 Level 2 Level 3 Total
Common Stocks $ 163,883,873 $ – $ – $ 163,883,873
Total $ 163,883,873 $ – $ – $ 163,883,873
* See Schedule of Investments for industry classification

Notes to Financial Statements
September 30, 2021 (Unaudited)

www.cornercapfunds.com
4. FEDERAL TAX INFORMATION
The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the
Fund. Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.
The tax character of distributions paid for the years ended March 31, 2021 and March 31, 2020 were as follows:
Equalization debits included in the distribution for the Fund were as follows:
For the year ended March 31, 2021 , the Fund recorded the following reclassifications to the accounts listed below. The reclassifications were primarily as a result of equalization debits utilized.
As of March 31, 2021 , the components of distributable earnings on a tax basis were as follows:
CornerCap Small-Cap Value Fund:
Six Months Ended September 30, 2021 Year Ended March 31, 2021
Shares Amount Shares Amount
Shares Sold
Investor Shares
198,380 3,744,674 1,282,119 15,528,843
Institutional Shares
212,453 4,077,374 1,325,194 16,883,046
Shares Issued in Reinvestment of Dividends
Investor Shares
– – 43,844 646,694
Institutional Shares
– – 35,048 517,654
Total
410,833 7,822,048 2,686,205 33,576,237
Less Shares Redeemed
Investor Shares
(788,624) (14,770,544) (1,693,071) (24,498,915)
Institutional Shares
(249,432) (4,747,982) (746,425) (11,106,624)
Net increase (decrease)
(627,223) $ (11,696,478) 246,709 $ (2,029,302)
Distributions Paid From: 2021 2020
Ordinary Income $ 1,174,679 $ 764,862
Long-term capital gains 5 40,000 –
Total $ 1,7 14,679 $ 764,862
Ordinary
Income
Long-Term
Capital Gain Total
2021 $ – $ 5 40,000 $ 5 40,000
Distributable Earnings Paid-in-Capital
$ (5 40,000 ) $ 5 40,000

Notes to Financial Statements
September 30, 2021 (Unaudited)
Semi Annual Report I September 30, 2021

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, real estate investment trust investments and return of capital on equity securities.
During the year ended March 31, 2021, the Fund utilized capital loss carryforwards to offset capital gains amounting to
$6,054,340.
The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as of September 30, 2021 , were as follows:
5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS
A. The Fund has an Investment Advisory Agreement with CornerCap Investment Counsel (the “Adviser”), pursuant to which the Adviser receives an Advisory Fee from the Fund, computed daily and payable monthly, at an annual rate of
0.90% of the Fund’s average daily net assets. Under the terms of each Advisory Agreement, the Adviser manages the
Fund’s investments subject to the approval of the Board of Trustees. The amount of expenses paid to the Adviser are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.
In addition, the Fund and the Adviser have entered into an Operating Services Agreement whereby the Adviser receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of 0.40% and 0.10% of the average daily net assets of the Fund Investor and Institutional Shares, respectively. The amounts of expenses paid to the Adviser as
Operating Services Fees are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.
The Adviser has contractually agreed to waive fees and reimburse the Fund so as to limit the Fund’s “Total Annual Fund
Operating Expenses” (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) as reflected in the following table:
Undistributed ordinary income $ 11,623,958
Undistributed long-term gain 2,2 04,761
Net unrealized appreciation on investments 35,474,293
Total $ 49,3 03,012
Gross Unrealized Appreciation $ 22,404,364
Gross Unrealized Depreciation (6,252,065)
Net Unrealized Appreciation $ 16,152,299
Cost of investments for income tax purposes $ 147,731,574

Notes to Financial Statements
September 30, 2021 (Unaudited)

www.cornercapfunds.com
The contractual agreement cannot be terminated prior to August 1, 2022, without the Board of Trustees’ approval. For the period ended September 30, 2021, the Adviser did not waive fees or reimburse expenses for the Fund.
B. The Fund and the Adviser have entered into the following agreements whereby the Adviser pays any associated fees from the Operating Services Fees it receives from the Fund to Fund operational service providers pursuant to the following agreements:
1) Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services)
(“Apex”) provides fund accounting, fund administration services and transfer agency services to the Fund. Pursuant to an
Apex services agreement, the Adviser pays Apex customary fees for its services from the Operating Services Fee it receives from the Fund. Apex also provides certain shareholder report production, and EDGAR conversion and filing services;
2) Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the
Adviser or Apex or their affiliates.
In addition, the Adviser pays all other operating expenses of the Fund, as outlined in the Operating Services Agreement.
Certain trustees and officers of the Fund are also directors and officers of the Adviser.
6. PURCHASES AND SALES OF SECURITIES
Investment transactions for the six months ended September 30, 2021 , excluding short-term investments, were as follows:
7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. As of September
30, 2021 , Charles Schwab & Co. held approximately 67.90% of the Fund. The shares are held under omnibus accounts
(whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).
8. INDEMNIFICATIONS
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts
Total Annual Fund Operating Expense Limitation
Investor Shares 1.30%
Purchases Sales
$ 95,297,048 $ 10 7,153,532

Notes to Financial Statements
September 30, 2021 (Unaudited)
Semi Annual Report I September 30, 2021

with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
9. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund's financial statements.

Additional Information
September 30, 2021 (Unaudited)

www.cornercapfunds.com
1. PROXY VOTING POLICY
A copy of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Fund toll‐free at (888) 813‐8637 or on the Securities and Exchange
Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 is also available without charge, upon request, by calling the Funds toll‐free at (888) 813‐8637 and on the SEC’s website at http://www.sec.gov.
2. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form
N‐PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1‐800‐SEC‐0330.
3. COMPENSATION OF TRUSTEES
No interested Trustee, officer, or employee of the Fund receives any compensation from the Funds or Adviser for serving as an officer or Trustee of the Fund. Each Independent Trustee receives an annual retainer of $8,000, $5,000 for each regular meeting or special in-person meeting of the Trustees, and $2,000 for each special meeting attended by telephone;
members of the Audit Committee are paid $1,600 per Audit Committee meeting, and the Audit Committee Chairman is paid $3,200 per Audit Committee meeting. The Audit Committee will normally meet twice a year. Independent Trustee and
Audit Committee compensation is paid by the Adviser.
4. RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT
The Investment Company Act of 1940 requires that the Board of Trustees of the Fund (the “Board”), including all of the
Trustees who are not “interested persons” of the Fund (“Independent Trustees”), annually review the Fund’s investment advisory agreement with the Adviser (the “Agreement”) and consider whether or not to re-approve them for an additional year. At its meeting on May 12, 2021, the Board, including the Independent Trustees, conducted such a review and approved the continuation of the Fund’s Agreement. Andrew B. Sachs, of Kilpatrick Townsend & Stockton LLP and Counsel to the
Fund, directed the Board to a memorandum prepared by Counsel that summarized the trustees’ fiduciary duties and responsibilities in reviewing and approving the Agreement. Counsel discussed with the Trustees the types of information that should be reviewed by the Board and their responsibilities in making an informed decision regarding the approval of the continuance of the Agreement. Thomas E. Quinn, Chief Executive Officer of the Adviser, then reviewed with the
Board a memorandum from the Adviser addressed to the Trustees that provided information regarding the Adviser and its business (the “Memorandum”). In deciding on whether to approve the continuation of the Agreement, the Board considered numerous factors, including:
(i) The Nature, Extent and Quality of the Services Provided by the Adviser. In this regard, the Board considered the responsibilities CornerCap would have under the Advisory Agreement. The Board reviewed the operating and investment

Additional Information
September 30, 2021 (Unaudited)
Semi Annual Report I September 30, 2021

advisory services provided by CornerCap to the Fund, including, without limitation, its investment advisory services since the Fund’s inception, its coordination of services for the Fund among the Fund’s service providers, its compliance procedures and practices, its efforts to promote the Fund and assist in their distribution and its provision of officers for the Trust. After reviewing the foregoing information and further information in the Adviser Memorandum, the Board concluded that the nature, extent and quality of the services provided by CornerCap were satisfactory and adequate for the Fund.
(ii) The Investment Performance of the Fund and the Adviser. In this regard, the Board compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisers and comparable peer group indices. The Board also considered the consistency of CornerCap’s management of the Fund with the Fund’s investment objectives and policies.
Specifically, the Board observed that the CornerCap Small-Cap Value Fund outperformed its primary benchmark index over the three-, and 10-year periods ended March 31, 2021. The Board also observed that the Fund outperformed relative to its peer group over the three-, five-, and 10-year periods ended March 31, 2021, and placed in the first quartile for small capitalization value funds for the 10-year period. The Board noted the Fund had a four-star Morningstar rating as of March
31, 2021.
After reviewing the Fund’s short-term and long-term investment performance, CornerCap’s experience managing the Fund,
CornerCap’s historical investment performance and other factors, the Board concluded that the investment performance of the Fund and CornerCap was reasonable in light of all factors considered
(iii) The Costs of the Services to be Provided and Profits to be Realized by the Adviser and its Affiliates from the
Relationship with the Fund . In this regard, the Board considered CornerCap’s staffing, personnel and management of the
Fund; CornerCap’s compliance policies and procedures; the financial condition of CornerCap and the level of commitment to the Fund and CornerCap by the principals of CornerCap; the asset levels of the Fund; and the overall fees and expenses of the Fund, including the Fund’s advisory fee. The Board also considered CornerCap’s past and future expected profitability with respect to the Fund. The Board then reviewed the fees and expenses of the Fund and compared them to other funds similar in terms of the type of fund, the style of investment management, the size of the fund and the nature of the
Fund’s investment strategy, among other factors. Specifically, the Board determined that the Fund’s net expense ratio and advisory fee were each higher than the median of its Morningstar peer group. The Board also considered fees charged by CornerCap to its other clients, noting that these fees are typically lower than the fees charged to the Fund; however, the Board also recognized the additional regulatory, operating and other services provided to the Fund by CornerCap. The
Board also considered that in 2016 CornerCap lowered its operating service fees for the CornerCap Small-Cap Value Fund as CornerCap continued to limit certain Fund operating expenses through an expense limitation agreement. Following these comparisons and considerations and upon further discussion of the foregoing, the Board concluded that the fees to be paid to CornerCap by the Fund under the Advisory Agreement are appropriate and within the range of what would have been negotiated at arm’s length.
(iv) The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Advisory Fee Levels
Reflect These Economies of Scale for the Benefit of the Fund’s Investors. Following discussion of the Fund’s asset levels,

Additional Information
September 30, 2021 (Unaudited)

www.cornercapfunds.com
expectations for growth, levels of fees, past adjustments to fees and expense limitation agreements, and the Adviser’s continuing commitment to competitive fees, the Board determined that the Fund’s fee arrangement provided appropriate opportunities for savings and protection for shareholders given the Fund’s current asset levels.
(v) Ancillary Benefits to the Adviser. The Board considered other benefits received by CornerCap from management of the Fund, such as soft dollar credits in connection with some portfolio transactions for the Fund, and CornerCap’s ability to place accounts in the Fund that are too small for CornerCap’s separate account services. The Board also considered that publicity of the Fund may benefit the Adviser’s other business lines.
After full consideration of the above factors as well as other factors, the Board unanimously approved the continuance and renewal of the Agreement.
5. Liquidity Risk Management
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the
“Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the
Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period January 1, 2020 through December 31, 2020 in order to prepare a written report to the Board for review at its meeting held on May 12, 2021.
The Program Administrator’s report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii)
the Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds
“highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund were noted in the report.

Additional Information
September 30, 2021 (Unaudited)
Semi Annual Report I September 30, 2021

6. TRUSTEES AND OFFICERS
The business affairs of the Fund is managed under the direction of the Fund’s Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Fund is set forth below.
Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees”. The Fund’s Statement of Additional
Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-
813-8637.
INTERESTED TRUSTEES
Name, Address and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
Thomas E. Quinn
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1945
Trustee, Chairman of the
Board, President, Chief
Financial Officer, and
Treasurer
since 1992
1 Chief Financial Officer, CornerCap
Investment Counsel (since 1989); Chief
Executive Officer, CornerCap Investment
Counsel (1989-2020); Vice-Chairman,
Church Investment Group (non-profit)
(2013-present).
None
INDEPENDENT TRUSTEES
Name, Address* and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
Richard L. Boger
Born: 1946
Trustee
since 1992
1 President & CEO, Lex-Tek International,
Inc. (a financial services and software
consulting company), (1991-present);
Managing Trustee, Boger-Owen FNDN
(2012-present); Business Manager,
Owen Holdings, LLLP (2003-2013);
Heathland Holdings, LLP, and General
Partner, Shawnee Meadow Holdings,
LLLP (real estate and related companies)
(2004-present).
Director, Gray Television, Inc.
since 1991.
Laurin M. McSwain
Born: 1951
Trustee
since 1994
1 Attorney, Lefkoff, Duncan, Grimes,
McSwain & Hass, (2003-present).
None
Leslie W. Gates
Born: 1955
Trustee
since 2006
1 Retired, 2005. Partner, Williams Benator
& Libby, LLP (CPA firm) (1989-2004).
None

Additional Information
September 30, 2021 (Unaudited)

www.cornercapfunds.com
INDEPENDENT TRUSTEES
Name, Address* and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
G. Harry Durity
Born: 1946
Trustee
1992-2004, since 2010
1 Senior Advisor, Consultant, New
Mountain Capital, LLC (asset management
company) (2005-present); Director,
Overland Solutions, Inc. (audit services)
(2009-2014); Director, Alexander
Mann Solutions (Private company)
(2014-present).
Former Director, National
Medical Health Card; Former
Director, WebSite Pros, Inc.
*All Independent Trustees can be contacted via the Fund at:
P.O. Box 588, Portland, ME 04112.
OFFICERS
Name, Address and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
Richard T. Bean
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1962
Vice President of the Fund
since 1996
N/A Portfolio Manager (since 1996) and
Chief Investment Officer (since 2020),
CornerCap Investment Counsel.
N/A
John A. Hackney
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1966
Chief Compliance Officer since
2004 and Secretary of the
Fund since 1999
N/A Chief Compliance Officer, CornerCap
Investment Counsel.
Chief Compliance Officer,
Church Investment Group
(non-profit)
J. Cannon Carr, Jr.
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1967
Vice President of the Fund
since 2019
N/A Chief Executive Officer, CornerCap
Investment Counsel (since 2020); Chief
Investment Officer, CornerCap Investment
Counsel (2013-2020).
N/A

www.cornercapfunds.com
888-813-8637
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the
shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an
effective prospectus, which includes information regarding the
Fund’s risks, objectives, fees and expenses, experience of their management and other information.
232-SAR-0921

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of the report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Note applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              CornerCap Group of Funds

By           /s/ Thomas E. Quinn
Thomas E. Quinn
President

Date       November 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/ Thomas E. Quinn
Thomas E. Quinn
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date       November 24, 2021